Property and Equipment, Net - Summary of Depreciation Expense Related to Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 8,485	$ 12,745	$ 27,561	$ 45,126	$ 56,593	$ 49,025	$ 40,127
Cost of Revenue [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	4,582	5,068	14,791	21,892	27,137	18,160	13,619
Selling and Marketing [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation				381	381	1,471	2,220
Enterprise Technology and Development [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	3,902	7,676	12,768	22,611	28,833	25,290	21,274
General and Administrative [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 1	$ 1	$ 2	$ 242	$ 242	$ 4,104	$ 3,014